Investment in associates - Schedule of Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investment In Associates [Line Items]
Investments in associates beginning balance	$ 91,417	$ 134,092
Interest acquired	7,521	90,522
Share of net (loss) income	(755)	2,630
Interest disposed		(83,480)
Transfer to long-term investments		(43,363)
Loss on dilution	0	(8,984)
Investments in associates ending balance	98,183	91,417
Versamet
Disclosure Of Investment In Associates [Line Items]
Investments in associates beginning balance	87,067	0
Interest acquired	0	88,933
Share of net (loss) income	2,566	(1,866)
Interest disposed		0
Transfer to long-term investments		0
Loss on dilution		0
Investments in associates ending balance	89,633	87,067
Calibre
Disclosure Of Investment In Associates [Line Items]
Investments in associates beginning balance	0	130,953
Interest acquired	0	0
Share of net (loss) income	0	4,874
Interest disposed		(83,480)
Transfer to long-term investments		(43,363)
Loss on dilution		(8,984)
Investments in associates ending balance	0	0
Other
Disclosure Of Investment In Associates [Line Items]
Investments in associates beginning balance	4,350	3,139
Interest acquired	7,521	1,589
Share of net (loss) income	(3,321)	(378)
Interest disposed		0
Transfer to long-term investments		0
Loss on dilution		0
Investments in associates ending balance	$ 8,550	$ 4,350